Credit Facility - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2012
Line Of Credit Facility [Line Items]
Percentage of equity pledged in international subsidiaries as collateral	65.00%
Silicon Valley Bank
Line Of Credit Facility [Line Items]
Shares of common stock to purchase by warrants issued			125,000
Warrants exercise price			$ 1.92
Warrants, expiration date	June 2019
Silicon Valley Bank | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Credit facility	20.0
Line of credit outstanding amount	0	20.0
Percentage of interest rate above the prime rate		2.00%
Silicon Valley Bank | Equipment Line Of Credit
Line Of Credit Facility [Line Items]
Credit facility	10.0
Line of credit outstanding amount	7.0	3.8
Credit facility interest rate	2.50%
Credit facility, outstanding balance payable period	30 months
Credit facility, frequency of payment and payment terms	The outstanding balance as of September 14, 2014 is payable in 30 equal monthly installments, with the last payment due on March 14, 2017.
Final payment on principal amount	0.3